ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
The Group [member] | Drawn balance [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Change in expected credit loss	£ 598	£ 461
The Group [member] | Undrawn balances [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Change in expected credit loss	6	(8)
The Bank [member] | Drawn balance [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Change in expected credit loss	258	212
The Bank [member] | Undrawn balances [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Change in expected credit loss	£ 7	£ (4)